Document and Entity Information	Dec. 04, 2025
Cover [Abstract]
Entity Registrant Name	OWENS & MINOR INC/VA/
Amendment Flag	false
Entity Central Index Key	0000075252
Document Type	8-K
Document Period End Date	Dec. 04, 2025
Entity Incorporation State Country Code	VA
Entity File Number	001-09810
Entity Tax Identification Number	54-1701843
Entity Address, Address Line One	10900 Nuckols Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(804)
Local Phone Number	723-7000
Security 12b Title	Common Stock, $2 par value per share
Trading Symbol	OMI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false